CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 30, 2010	$ (1,114,416)	$ 16,538	$ 8,512,232	$ (9,643,186)
Beginning balance, shares at Jun. 30, 2010		16,538,190
Common stock issued for cash	3,272,766	2,282	3,270,484
Common stock issued for cash, shares		2,282,063
Common stock and warrants issued for cash	1,429,320	1,670	1,427,650
Common stock and warrants issued for cash, shares		1,670,000
Common stock issued for services	168,500	170	168,330
Common stock issued for services, shares		170,000
Common stock issued to retire debt	1,084,500	894	1,083,606
Common stock issued to retire debt, shares		892,857
Common stock issued upon exercise of warrants for cash	379,129	303	378,826
Common stock issued upon exercise of warrants for cash, shares		303,303
Common stock issued upon exercise of options for cash	122,000	100	121,900
Common stock issued upon exercise of options for cash, shares		100,000
Common stock issued for equity commitment fee		75	(75)
Common stock issued for equity commitment fee, shares		75,000
Common stock issued for cashless exercise of warrants		73	(73)
Common stock issued for cashless exercise of warrants, shares		73,157
Warrants issued as debt extinguishment fee	182,890		182,890
Options issued to induce warrant exercise	62,414		62,414
Options issued for services	322,850		322,850
Options vested	921,639		921,639
Net loss	(6,026,641)			(6,026,641)
Ending balance at Jun. 30, 2011	804,952	22,105	16,452,674	(15,669,827)
Ending balance, shares at Jun. 30, 2011	22,104,570	22,104,570
Common stock issued for cash	571,700	1,143	570,557
Common stock issued for cash, shares		1,143,400
Common stock issued in connection with stock purchase agreement	610,000	1,002	608,998
Common stock issued in connection with stock purchase agreement, shares		1,002,749
Common stock and warrants issued for cash	571,700
Common stock issued upon exercise of warrants for cash	107,500	215	107,285
Common stock issued upon exercise of warrants for cash, shares		215,000
Common stock issued as settlement	300,000	441	299,559
Common stock issued as settlement, shares		441,177
Common stock issued upon exercise of options for cash	33,335	35	33,300
Common stock issued upon exercise of options for cash, shares		35,000
Options issued for services
Options vested	1,371,519		1,371,519
Beneficial conversion feature of debt offerings	347,398		347,398
Cost of repricing warrants to induce warrant exercise	17,753		17,753
Rescission of option exercise		(27)	27
Rescission of option exercise, shares		(27,422)
Net loss	(7,130,059)			(7,130,059)
Ending balance at Jun. 30, 2012	$ (2,965,902)	$ 24,914	$ 19,809,070	$ (22,799,886)
Ending balance, shares at Jun. 30, 2012	24,914,474	24,914,474